iShares
®
MSCI Brazil ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
Embraer SA ............................ 15,077,892 $ 219,328,922
a
Banks  —  11 .4%
Banco Bradesco SA ....................... 28,971,649 89,018,953
Banco do Brasil SA
(a)
...................... 37,171,705 149,584,326
Itau Unibanco Holding SA
(a)
.................. 4,147,838 32,938,992
NU Holdings Ltd. , Class A
(a)
.................. 67,514,963 886,471,464
1,158,013,735
a
Beverages  —  3 .2%
Ambev SA ............................. 100,565,297 325,346,294
a
Capital Markets  —  7 .6%
B3 SA - Brasil Bolsa Balcao .................. 111,221,630 363,790,010
Banco BTG Pactual SA ..................... 25,584,934 272,609,093
XP, Inc. , Class A ......................... 8,016,128 133,628,854
770,027,957
a
Consumer Staples Distribution & Retail  —  1 .1%
Raia Drogasil SA ......................... 29,443,189 109,086,678
a
Containers & Packaging  —  0 .6%
Klabin SA .............................. 19,223,404 63,524,823
a
Diversified Telecommunication Services  —  1 .2%
Telefonica Brasil SA ....................... 18,168,699 121,807,773
a
Electric Utilities  —  6 .9%
Axia Energia SA ......................... 25,823,493 268,393,759
Cia Paranaense de Energia - Copel ............ 38,557,908 111,289,043
CPFL Energia SA ......................... 5,910,180 50,835,597
Energisa SA ............................ 7,395,495 70,369,757
Equatorial SA ........................... 25,908,172 197,987,934
698,876,090
a
Electrical Equipment  —  3 .0%
WEG SA .............................. 35,480,618 310,175,388
a
Financial Services  —  0 .4%
StoneCo Ltd. , Class A ...................... 3,492,239 39,986,137
a
Food Products  —  1 .3%
JBS N.V. , Class A ........................ 8,288,538 103,358,069
MBRF Global Foods Co. SA ................. 10,409,800 33,037,812
136,395,881
a
Ground Transportation  —  2 .4%
Localiza Rent a Car SA ..................... 20,117,628 167,575,448
Rumo SA .............................. 29,107,892 79,166,681
246,742,129
a
Health Care Providers & Services  —  1 .2%
Rede D'Or Sao Luiz SA
(b)
................... 17,678,187 119,220,133
a
Independent Power and Renewable Electricity Producers  —  1 .4%
Eneva SA
(a)
............................. 18,053,715 91,726,064
Engie Brasil Energia SA .................... 7,411,356 48,629,884
140,355,948
a
Insurance  —  2 .0%
BB Seguridade Participacoes SA .............. 15,568,606 109,252,292
Caixa Seguridade Participacoes SA ............ 15,029,514 52,764,408
Porto Seguro SA ......................... 3,947,063 37,799,727
199,816,427
a
Security Shares Value
a
Metals & Mining  —  11 .8%
Aura Minerals, Inc. ........................ 625,869 $ 48,360,898
Vale SA ............................... 70,012,183 1,149,440,286
1,197,801,184
a
Oil, Gas & Consumable Fuels  —  8 .7%
Petroleo Brasileiro SA - Petrobras
(a)
............ 71,348,334 660,932,620
PRIO SA
(a)
............................. 17,813,972 219,825,308
880,757,928
a
Paper & Forest Products  —  1 .2%
Suzano SA ............................. 15,346,364 127,497,223
a
Specialty Retail  —  2 .3%
Ultrapar Participacoes SA ................... 17,339,982 88,924,747
Vibra Energia SA ......................... 24,214,476 142,803,751
231,728,498
a
Transportation Infrastructure  —  0 .7%
Motiva Infraestrutura de Mobilidade SA .......... 24,266,772 67,876,055
a
Water Utilities  —  2 .8%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 52,423,625 290,460,065
a
Wireless Telecommunication Services  —  0 .8%
TIM SA ............................... 19,682,152 85,446,497
a
a
Total Common Stocks — 74.1%
(Cost: $ 5,755,719,057 ) ............................... 7,540,271,765
a
Preferred Stocks
Banks  —  14 .3%
Banco Bradesco SA , Preference Shares , NVS ..... 106,423,566 373,412,320
Itau Unibanco Holding SA , Preference Shares , NVS . 104,439,762 828,967,513
Itausa SA , Preference Shares , NVS
(a)
........... 97,775,533 250,420,729
1,452,800,562
a
Electric Utilities  —  2 .3%
Axia Energia SA , Class B, Preference Shares , NVS .. 5,826,436 65,753,932
Axia Energia SA , Class C, Preference Shares
(a)
.... 8,322,040 83,062,853
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 40,093,554 85,519,351
234,336,136
a
Metals & Mining  —  1 .3%
Gerdau SA , Preference Shares , NVS ........... 29,432,842 132,853,439
a
Oil, Gas & Consumable Fuels  —  6 .8%
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 83,828,154 697,937,867
a
a
Total Preferred Stocks — 24.7%
(Cost: $ 1,691,488,246 ) ............................... 2,517,928,004
Total Long-Term Investments — 98.8%
(Cost: $ 7,447,207,303 ) ............................... 10,058,199,769

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Brazil ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 5,982,136 $ 5,982,136
a
Total Short-Term Securities — 0.1%
(Cost: $ 5,982,136 ) .................................. 5,982,136
Total Investments — 98.9%
(Cost: $ 7,453,189,439 ) ............................... 10,064,181,905
Other Assets Less Liabilities — 1 .1% ..................... 109,639,705
Net Assets — 100.0% ................................. $ 10,173,821,610
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 4,632,389  $ —  $ (4,633,476)
(b)
$ 1,087  $ —  $ —  —  $ 3,785
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 19,060,000  —  (13,077,864)
(b)
—  —  5,982,136  5,982,136  754,487  —
$ —  $ 1,087  $ —
$ 5,982,136
$ 758,272  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini Ibovespa Index ................................................................... 5,664 06/17/26 $ 39,336 $ (3,410,395)
MSCI Brazil Index .................................................................... 930 06/19/26 70,401 (2,536,727)
$ (5,947,122)

iShares
®
MSCI Brazil ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,540,271,765 $ — $ — $ 7,540,271,765
Preferred Stocks ......................................... 2,517,928,004 — — 2,517,928,004
Short-Term Securities
Money Market Funds ...................................... 5,982,136 — — 5,982,136
$ 10,064,181,905 $ — $ — $ 10,064,181,905
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,947,122) $ — $ — $ (5,947,122)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)